CAPITAL STOCK (Details Narrative)						6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 04, 2021 $ / shares shares	Mar. 26, 2021 USD ($) $ / shares shares	Jan. 27, 2021 $ / shares shares	Jan. 14, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 10, 2021 $ / shares shares	Jun. 09, 2021 $ / shares shares	Apr. 14, 2021 $ / shares shares	Oct. 28, 2019 $ / shares shares	Oct. 27, 2019 shares
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000					10,000,000		10,000,000	10,000,000
Debt conversion, principal amount | $						$ 107,000
Debt conversion, principal and interest amount | $			$ 3,485,313
Common stock issued			34,853
Gain on settlement | $			$ 96,394,494
Preferred stock, shares outstanding								0	0
Common stock, shares authorized	3,000,000,000					3,000,000,000		3,000,000,000	3,000,000,000	6,000,000,000	3,000,000,000
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Warrants to purchase common stock	30,000,000					30,000,000
Amount of debt conversion | $						$ 205,975	$ 413,734
Increase authorized number of shares of common stock													3,000,000,000	500,000,000
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Common stock issued						21,964,188
Amount of debt conversion | $						$ 184,124
Accrued interest | $						20,851
Other fees | $	$ 1,000					$ 1,000
Convertible Promissory Notes Two [Member]
Class of Stock [Line Items]
Common stock issued						73,273,212
Amount of debt conversion | $						$ 587,628
Accrued interest | $						74,006
Other fees | $	$ 500					$ 500
Convertible Debt [Member]
Class of Stock [Line Items]
Common stock issued								322,286,009	73,273,212
Amount of debt conversion | $								$ 7,388,500,000	$ 5,876,280,000
Accrued interest | $								1,018,840,000	740,060,000
Other fees | $								$ 47,500,000	$ 5,000,000
Maximum [Member] | Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares	$ 0.0641					$ 0.0641
Maximum [Member] | Convertible Promissory Notes Two [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares	0.0172					0.0172
Maximum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares								$ 0.0074	$ 0.00495
Minimum [Member] | Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares	0.0014					0.0014
Minimum [Member] | Convertible Promissory Notes Two [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares	0.00495					$ 0.00495
Minimum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Common stock conversion price per share | $ / shares								$ 0.0014	$ 0.0172
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued						21,964,188	148,822,552
Shares issued during the period private placement						178,333,334
Amount of debt conversion | $						$ 2,196	$ 14,882
Share issued for services						1,000,000
Shares issued for conversion of preferred stock						28,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock issued
Amount of debt conversion | $
Share issued for services									1,000
Shares issued for conversion of preferred stock						392
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 0.05		$ 0.075
Warrants to purchase common stock		9,375,000		6,250,000
Investor [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares	$ 0.06	$ 0.04		$ 0.06		$ 0.06
Shares issued during the period private placement		65,000,000		52,000,000		52,000,000
Investor [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 0.04		$ 0.06
Investor [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued during the period private placement		60,000,000		31,333,334		31,333,334
Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 0.0399		$ 0.0599
Warrants to purchase common stock		5,000,000		5,000,000
Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	83,333,334	125,000,000		83,333,334		83,333,334
Investor [Member] | Securities Purchase Agreement One [Member]
Class of Stock [Line Items]
Exercise price | $ / shares	$ 0.04					$ 0.04
Shares issued during the period private placement						65,000,000
Investor [Member] | Securities Purchase Agreement One [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued during the period private placement						60,000,000
Investor [Member] | Securities Purchase Agreement One [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued during the period private placement						125,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, rights description					the Board of Directors adopted a certificate of designation establishing the rights, preferences, privileges and other terms of 1,000 Series B Preferred Stock, par value $0.0001 per share, providing for supermajority voting rights to holders of the Series B Preferred Stock.
Exercise price | $ / shares					$ 0.10
Preferred stock, shares authorized					1,000
Preferred stock, shares outstanding	0					0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Debt conversion, principal amount | $			2,462,060
Debt conversion, interest amount | $			1,023,253
Debt conversion, principal and interest amount | $			$ 3,485,313
Stock price | $ / shares			$ 0.075
Gain on settlement | $	$ 96,394,494
Preferred stock, shares outstanding	34,461					34,461		34,461
Series C Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Equity security measurement input			2.0603
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	0					0
Series D Preferred Stock [Member] | David Lee [Member]
Class of Stock [Line Items]
Exercise price | $ / shares												$ 0.0001
Preferred stock, shares authorized												1,000